Components Of Comprehensive Income (Loss), Gross And Net Of Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income, gross	$ 45,334	$ 35,530	$ 40,425	$ 38,264	$ 30,631	$ 33,633	$ 32,365	$ 30,227	$ 28,942	$ 131,190	$ 109,320	$ 144,850	$ 125,167	$ 98,622
Change in funded status of retirement obligations, gross	239		121							717	363	(4,267)	(2,859)	1,430
Unrealized (loss) gain on securities available-for-sale, gross	185		4,865							(18,051)	11,660	7,973	16,188	673
Net loss on securities reclassified from available-for-sale to held-to-maturity, gross										(12,243)
Accretion of loss on securities reclassified to held-to-maturity, gross	849									849
Reclassification adjustment for gains included in net income, gross			139							(684)	176	177	(1,168)	(4)
Other-than-temporary impairment accretion on debt securities, gross	1,084		369							1,745	1,108	1,478	3,338	1,631
Total other comprehensive income (loss), gross	2,357		5,494							(27,667)	13,307	5,361	15,499	3,730
Total comprehensive income (loss), gross	47,691		45,919							103,523	122,627	150,211	140,666	102,352
Income tax expense (benefit)	(16,053)	(14,159)	(15,936)	(14,292)	(11,696)	(12,551)	(12,398)	(10,604)	(10,728)	(46,666)	(41,924)	(56,083)	(46,281)	(36,603)
Change in funded status of retirement obligations, tax	(98)		(49)							(293)	(148)	1,707	1,144	(573)
Unrealized (loss) gain on securities available-for-sale, tax	(33)		(1,916)							7,437	(4,462)	(2,893)	(6,686)	(254)
Net loss on securities reclassified from available-for-sale to held-to-maturity, tax										5,001
Accretion of loss on securities reclassified to held-to-maturity, tax	(347)									(347)
Reclassification adjustment for gains included in net income, tax			(57)							279	(72)	(72)	477	(11)
Other-than-temporary impairment accretion on debt securities, tax	(443)		(151)							(713)	(453)	(604)	(1,364)	(666)
Total other comprehensive income (loss), tax	(921)		(2,173)							11,364	(5,135)	(1,862)	(6,429)	(1,504)
Total comprehensive income (loss), tax	(16,974)		(18,109)							(35,302)	(47,059)	(57,945)	(52,710)	(38,107)
Net income	29,281	21,371	24,489	23,972	18,935	21,082	19,967	19,623	18,214	84,524	67,396	88,767	78,886	62,019
Change in funded status of retirement obligations, net	141		72							424	215	(2,560)	(1,715)	857
Unrealized (loss) gain on securities available-for-sale, net	152		2,949							(10,614)	7,198	5,080	9,502	419
Net loss on securities reclassified from available-for-sale to held-to-maturity, net	0		0							(7,242)	0	874	1,974	965
Accretion of loss on securities reclassified to held-to-maturity, net	502		0							502	0
Reclassification adjustment for gains included in net income, net	0		82							(405)	104	105	(691)	(15)
Other-than-temporary impairment accretion on debt securities, net	641		218							1,032	655	874	1,974	965
Total other comprehensive (loss) income	1,436		3,321							(16,303)	8,172	3,499	9,070	2,226
Total comprehensive income	$ 30,717		$ 27,810							$ 68,221	$ 75,568	$ 92,266	$ 87,956	$ 64,245